Related party transactions (Details 2) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Subsidy gross revenues	$ 2,453
Sales charges	(226)
Subsidy net revenues	2,227
Road Use Diesel 1 [Member]
IfrsStatementLineItems [Line Items]
Subsidy gross revenues	141
Sales charges	(13)
Subsidy net revenues	128
Road Use Diesel 2 [Member]
IfrsStatementLineItems [Line Items]
Subsidy gross revenues	34
Sales charges	(3)
Subsidy net revenues	31
Road Use Diesel 3 [Member]
IfrsStatementLineItems [Line Items]
Subsidy gross revenues	1,096
Sales charges	(102)
Subsidy net revenues	994
Road Use Diesel 4 [Member]
IfrsStatementLineItems [Line Items]
Subsidy gross revenues	746
Sales charges	(69)
Subsidy net revenues	677
Road Use Diesel A [Member]
IfrsStatementLineItems [Line Items]
Subsidy gross revenues	242
Sales charges	(22)
Subsidy net revenues	220
L P G [Member]
IfrsStatementLineItems [Line Items]
Subsidy gross revenues	19
Sales charges	(1)
Subsidy net revenues	18
Gasoline [Member]
IfrsStatementLineItems [Line Items]
Subsidy gross revenues	175
Sales charges	(16)
Subsidy net revenues	$ 159